MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2018	2017
Balance at start of the year	19,231	8,428
Repurchase of marketable securities pledged to creditors	10,272	—
Shares acquired	—	46,100
Shares disposed of	(16,749)	(26,351)
Unrealized gain (loss) recorded in income statement	(3,526)	—
Unrealized gain (loss) recorded in other comprehensive income	—	1,326
Marketable securities reclassified as pledged to creditors	(8,392)	(10,272)
Total	836	19,231